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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05009

COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact name of registrant as specified in charter)

1200 17TH STREET, SUITE 1000, DENVER, COLORADO	80202-5835

(Address of principal executive offices)	(Zip code)

FRED R. KELLY, JR. 1200 17TH STREET, SUITE 1000, DENVER, COLORADO 80202-5835

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-572-6990

Date of fiscal year end: 09/30/2004

Date of reporting period: 09/30/2004

ITEM 1. REPORTS TO STOCKHOLDERS.

November 24, 2004

Dear Shareholder,

      I am pleased to provide this annual report to shareholders. In it you will find a detailed summary of the information for the fiscal year ended September 30, 2004 which again places the fund among the top performers in the country in the “Single State Intermediate Bond Fund” category. Specifics of the performance are detailed on the “Financial Highlights” page, as well as in the narrative “Fund Performance” section.

      You will be pleased to know that the fund is in very sound financial condition. It has been appropriately positioned to respond to market conditions during the reporting period and for the immediately foreseeable future.

      In January 2005, as in the past couple of years, we may be reporting a small amount of out-of-state income and income subject to Alternative Minimum Tax. Our expectation is that these items will represent approximately 15% of income for the year. In addition, there could be a small amount of taxable income and capital gain income component (less than 1%). These types of income are substantially less than last year and reflect our intent to reduce our dependence on these sources to maximize income and minimize tax issues to the shareholders. I am now able to invest in other bonds at attractive yields which concentrate on purely tax-exempt income without the less desired taxable characteristics.

      Please join me in welcoming Jim Madden to the Board of Trustees of Colorado BondShares. Jim’s candidacy was unanimously endorsed by the existing trustees and he adds great additional depth and diversity to the Board. His qualifications include the fact that he is a shareholder (brilliant investor), a Vietnam Era War Veteran (USAF Flying Ace with nerves of steel), a successful businessman, and an experienced Bank Board Member with excellent ethics and instincts.

      As always, I thank you for your support this year and offer the availability of our entire staff to answer any questions.

Sincerely,

Fred R. Kelly, Jr.
Portfolio Manager

Officers and Trustees

George N. Donnelly, Chairman of the Board

        of Trustees
        Bruce G. Ely, Trustee
        James R. Madden, Trustee
        Andrew B. Shaffer, President, Secretary, Treasurer and Trustee
        Fred R. Kelly, Jr., Portfolio Manager

Investment Adviser

Freedom Funds Management Company

Transfer, Shareholder Servicing, and Dividend Disbursing Agent

Freedom Funds Management Company

Distributor

SMITH HAYES Financial Services Corporation

Custodian of Portfolio Securities

Wells Fargo Investments and Trust,

Wells Fargo Bank, N.A.

Independent Registered Public Accounting Firm

Anton Collins Mitchell LLP

Legal Counsel

Kutak Rock

This report is submitted for the general information of the shareholders of Colorado BondShares — A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares — A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

FEDERAL INCOME TAX INFORMATION
(unaudited)

In early 2005, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U. S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

FUND EXPENSES

      As a shareholder of the Fund, you can incur two types of costs:

•	Sales charges (front loads) on fund purchases and

•	Ongoing fund costs, including management fees, administrative services, and other fund expenses. All mutual funds have operating expenses. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund.

      The following table is intended to help you understand the ongoing costs of investing in the Fund and compare them with those of other mutual funds. The examples (actual and hypothetical 5% return) are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Expenses

      The first line of the table below provides information about actual account values and actual expenses. The “Ending Account Value” shown is derived from the Fund’s actual return, which includes the effect of Fund expenses. You can estimate the expenses that you paid over the period by using the information here together with the amount you invested. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given in the first line under the heading “Expenses Paid During Period.”

Hypothetical 5% Return for Comparison Purposes

      The second line of the table below provides information that is intended to help you compare the ongoing costs of investing in the Fund with those of other mutual funds. The hypothetical “Ending Account Value” is based on the actual expense ratio of the Fund and an assumed 5% rate of return per year before expenses. The results do not apply to your investment because the return used is not the Fund’s actual return. This information is useful for making comparisons with the 5% hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account	Ending Account	Expenses Paid
Colorado BondShares — A Tax-Exempt Fund	Value 03/31/04	Value 09/30/04	During Period

Based on Actual Fund Return	$1,000.00	$1,019.12	$3.17
Based on Hypothetical 5% Annual Return Before Expenses	$1,000.00	$1,021.85	$3.18

      The expenses shown in this table are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transaction costs, such as sales charges. If transaction costs were included, your total costs would have been higher. You can find more information about the Fund’s expenses, in the Financial Statements section of this report. For additional information on operating costs please see the Fund’s prospectus.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

        The fiscal year ended September 30, 2004 was truly a mixed bag for interest rates. In fiscal year 2004 the Federal Reserve Bank raised short-term interest rates a full percentage point going from 1% to 2%. Intermediate bonds tended to be the stable fulcrum point on which the interest rate curve “teeter totter” swung. On the other hand, long bonds spent the majority of the year recovering from their low point established near the end of the previous fiscal year. So short rates went up; intermediate bonds went nowhere and long rates went down. What effect did this have on Colorado BondShares? The fund experienced a total return of 6.19% at net asset value for the fiscal year ended September 30, 2004. The 6.19% was composed of an income component of 5.08% and principal appreciation of 1.11%. This year’s performance was only slightly higher than the last two years but good enough to again rank the fund as one of the top funds in the country in our performance category of single state municipal bond funds. The fund has been in this position in five out of the last ten years (1994, 1996, 1999, 2001, and 2004). According to Morningstar Inc., the fund also led all other Colorado municipal bond funds in the three-year, five-year, and ten-year total performance category at Net Asset Value with returns of 5.96%, 6.50%, and 6.94%, respectively. This helps to demonstrate its consistency over a longer time frame. The average annual total returns at the maximum offering price (including sales charges) are 1.15%, 4.26%, 5.47%, 6.43% for the one, three, five and ten-year periods ended September 30, 2004, respectively.

      The key factor which allowed the fund to outperform competitors was that the fund maintained an average duration (time period during which securities are likely to be in the portfolio) of the portfolio of 4.69 years. This was among the shortest in the industry. Having a disproportionately high weighting of short bonds in the portfolio was designed to lessen the exposure to market risk in a time when it seemed likely for interest rates to rise. It should be stated that past performance is not necessarily indicative of future performance but it is one factor to be considered in evaluating management.

      While a strategy of buying short maturities helped to protect principal, it did not maximize the current income stream. This caused dividends to be down from fiscal year 2003’s $0.60/share to the current fiscal year 2004 of $0.47/share. Perhaps more important than what we made this year is what we kept from losing. It is management’s philosophy that foregone income will be easier to make up in future periods than incurring losses of principal now. Our plan is to continue to pursue this line of thinking where possible until the risks of higher interest rates abate. Of primary importance in the performance picture is the fact that moneys committed to longer investments were primarily invested in non-rated tax exempt bonds with a higher than average interest coupon. While these non-rated securities are subject to greater credit risk, management believes that risks can be and have been moderated to a degree by proper management analysis.

PERFORMANCE SUMMARY

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

COLORADO BONDSHARES — A TAX-EXEMPT FUND,(1)
THE LIPPER GENERAL MUNICIPAL DEBT FUND INDEX
AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

(1)	Total return is the percentage change in the value of a hypothetical investment that has occurred in the indicated period of time, taking into account the imposition of the sales charge and other fees and assuming the reinvestment of all dividends and distributions. Past performance is not indicative of future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares of the Fund.

(2)	Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund’s performance had been constant over the entire period. Average annual total returns for the one-year, five-year and ten-year periods ended September 30, 2004 are 1.15%, 5.47% and 6.43%, respectively. Average annual total return includes the imposition of the sales charge and assumes the reinvestment of all dividends and distributions. Past performance is not indicative of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares of the Fund.

(3)	Includes reinvestment of dividends and adjustment for the maximum sales charge of 4.75%.

(4)	The Lipper Muni Debt Fund Index is a non-weighted index of the 30 largest funds within the investment objective of the General Municipal Debt. Reflects no deductions for fees, expenses or taxes. Includes reinvestment of dividends but does not reflect any adjustment for sales charge.

(5)	The Lehman Index represents an unmanaged group of securities widely regarded by investors as representative of the bond market. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses or taxes. If this index did pay commissions, expenses or taxes, its returns would be lower. The Fund selected the Lehman Index to compare the returns of the Fund to an appropriate broad-based securities market index. You should note, however, that there are some fundamental differences between the portfolio of securities invested in by the Fund and the securities represented by the Lehman Index. Unlike the Fund which invests primarily in not-rated securities on issues of any size, the Lehman Index only includes securities with a rating of at least “Baa” by Moody’s Investor Services, Inc. from an issue size of no less than $50,000,000. Some of these differences between the portfolio of the Fund and the securities represented by the Lehman Index may cause the performance of the Fund to differ from the performance of the Lehman Index.

CREDIT QUALITY

Colorado BondShares — A Tax-Exempt Fund

Based on a percentage of Total Net Assets as of September 30, 2004

SECTOR BREAKDOWN

Colorado BondShares — A Tax-Exempt Fund

Based on a percentage of Total Net Assets as of September 30, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders

Colorado BondShares – A Tax Exempt Fund

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Colorado BondShares - A Tax Exempt Fund (the “Fund”) as of September 30, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 2003 and the financial highlights for each of the years in the four year period ended September 30, 2003 were audited by other auditors whose report dated October 10, 2003 expressed unqualified opinions thereon.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the 2004 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Colorado BondShares – A Tax Exempt Fund as of September 30, 2004, and the results of its operations, changes in net assets and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

ANTON COLLINS MITCHELL LLP

Denver, Colorado

October 28, 2004

Colorado BondShares

A Tax-Exempt Fund

Statement of Investments

September 30, 2004

Face Amount		Market Value

Colorado Municipal Bonds — 83.5%
125,000	Academy Water and Sanitation District G.O. Series 1995, 6.50%-7.10% due 11/15/2004-05	$126,276
2,175,000	Antelope Heights Metropolitan District (Town of Parker) G.O. Series 2003, 8.00% due 12/1/2023	2,179,111
90,000	Arapahoe Water and Sanitation District G.O. Refunding and Improvement Series 1986, 8.50% due 12/1/2005 (b)	93,957
950,000	Aurora Multi-Family Housing Revenue (River Falls Project) Series 1999A, 5.70% due 7/1/2029	921,728
306,040	Aurora Centretech Metropolitan District G.O. Refunding and Improvement Series 1994, 6.00% due 12/1/2023 (b)	482,019
2,960,000	BNC Metropolitan District No. 1 G.O. (Ltd. Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	2,960,000
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	677,614
1,295,000	Bell Mountain Ranch Phase II Metropolitan District G.O. Series 1995, 8.50% due 11/15/2015 (b)	1,402,368
5,215,000	Belle Creek Metropolitan District No. 1 G.O. Ltd. Tax Series 2000, 8.00% due 12/1/2020	5,397,003
100,000	Black Hawk (City of) Device Tax Revenue Series 1996, 5.85% due 12/1/2004	100,528
2,250,000	Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021	2,279,452
1,845,000	Bradburn Metropolitan District No. 3 G.O. Ltd. Tax Series 2003, 7.50% due 12/1/2033	1,845,000
6,700,000	Bromley Park Metropolitan District No. 3 G.O. Ltd. Tax Exchange Series 2001A & B, 8.00% due 12/1/2019-22	6,772,143
6,000,000	Bromley Park Metropolitan District No. 2 G.O. Series 2002B, 8.00% due 12/1/2022	6,100,800
4,750,000	Bromley Park Metropolitan District No. 2 G.O. Series 2003, 8.00% due 12/01/2028	4,750,000
13,695,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003B, 2.44% due 7/1/2032 (h)	13,695,000
25,000	Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008	28,978
565,000	Castle Rock (Town of) LID Series 1988-2D Special Assessment, 9.25%-10.375% due 12/1/2008 (i)	45,200
145,000	Central City (City of) Excise Tax Revenue Refunding Series 1996, 6.20%-6.60% due 12/1/2006-11	137,566

Colorado BondShares
A Tax-Exempt Fund

Statement of Investments — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
2,250,000	Central Platte Valley Metropolitan District Special Obligation Revenue Series 1998, 7.00% due 12/1/2017 (b)	$2,521,283
2,009,520	Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series 1992A, principal only, 0.00% due 1/1/2027 (a)(f)(i)	20,095
2,008,335	Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027 (f)(h)(i)	1,104,584
6,465,662	Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032 (a)(g)(i)	161,642
3,740,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Liberty Common) Series 1999, 6.95% due 8/15/2019	4,306,947
900,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	936,216
1,215,000	Colorado Educational & Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	1,219,070
500,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Elbert County) Series 2000, 8.00% due 6/1/2010	497,005
2,115,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% due 3/15/2032	2,142,432
350,000	Colorado Health Facilities Authority Revenue Refunding National Benevolent Association Series A, 5.25% due 1/1/2027 (a)	318,937
100,000	Colorado Health Facilities Authority Revenue Refunding National Benevolent Association Series B, 5.25% due 2/1/2028 (a)	91,125
150,000	Colorado Health Facilities Authority Revenue National Benevolent Association Series A, 6.375% due 9/1/2029 (a)	136,688
6,300,000	Colorado Housing & Finance Authority Adjustable Rate Class I Series A-1, 1.70% due 10/1/2030 (h)	6,300,000
4,885,000	Colorado Housing & Finance Authority Multi-Family Adjustable Rate Class III Series A-1, 1.70% due 4/1/2030 (h)	4,885,000
1,605,000	Colorado Housing & Finance Authority Variable Rate Class I Series A-2, 1.70% due 4/1/2020 (h)	1,605,000
5,465,000	Colorado Housing & Finance Authority Class I Adjustable Rate Series AA-2, 1.70% due 5/1/2031 (h)	5,465,000
14,985,000	Colorado Housing & Finance Authority Single Family Mortgage Class I Adjustable Rate 2002 Series A-3, 1.70% due 11/1/2021 (h)	14,985,000
7,990,000	Colorado Housing & Finance Authority Adjustable Rate Multi-Family Project Class I Series A-4, 1.70% due 10/1/2030 (h)	7,990,000

Colorado BondShares
A Tax-Exempt Fund

Statement of Investments — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
14,915,000	Colorado Housing & Finance Authority Adjustable Rate Multi-Family Housing Insured Mortgage Revenue 2002 Series AA, 1.70% due 10/1/2030 (h)	$14,915,000
5,000,000	Colorado Housing & Finance Authority Adjustable Rate Single Family Mortgage Series B-3, 1.70% due 11/1/2032 (h)	5,000,000
11,740,000	Colorado Housing & Finance Authority Variable Rate Multi-Family Class I Series C4, 1.70% due 10/1/2032 (h)	11,740,000
625,000	Colorado Postsecondary Educational Facilities Authority Revenue (National Technological University Project) Series 1993, 7.75% due 12/1/2010	627,562
425,000	Colorado Postsecondary Educational Facilities Authority Revenue (National Technological University Project) Series 1993, 7.375% due 12/1/2010 (b)	433,028
675,000	Colorado Springs Spring Creek GID G.O. Series 1995, 6.50% due 12/1/2014 (h)(i)	614,453
2,455,000	Conservatory Metropolitan District G.O. Series 2003, 7.50% due 12/1/2027	2,531,400
320,000	Cordillera Metropolitan District G.O. Series 1994A, 8.00% due 12/1/2009 (b)	326,634
475,000	Cordillera Metropolitan District G.O. Series 1994, 8.25% due 12/1/2013 (b)	485,046
1,025,000	Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due 12/15/2017	1,035,783
3,500,000	Cotton Ranch Metropolitan District G.O. Ltd. Tax Refunding Series 1999A, 8.00% due 12/15/2017 (h)	3,498,110
2,240,000	Cottonwood Water and Sanitation District Refunding Series 1996A, 7.60% due 12/1/2012	2,353,366
1,865,000	Denver (City and County of) Subordinate Multi-Family Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	1,758,583
12,795,000	Denver (City and County of) Special Facilities Airport Revenue (United Airlines Project) Series 1992A, 6.875% due 10/1/2032 (a)	9,468,300
775,000	Denver West Metropolitan District Series 1997B, 5.70% due 12/1/2017	795,042
425,000	Eagle Riverview Affordable Housing Corporation Multi-Family Housing Project Revenue Series 1999B, 7.00% due 7/1/2029	381,514
1,130,000	Eaglebend Affordable Housing Multi-Family Housing Project Series B, 7.40% due 7/1/2021	1,122,316
7,500,000	East Cherry Creek Valley Water and Sanitation District 3.00%-5.00% due 11/15/2023 (h)	6,000,000
90,000	El Paso County LID 85-2 Special Assessment Refunding Series 1988, 8.875%-9.00%, due 9/1/2000 (a)	9,000
100,000	El Paso County School District No. 2 — Harrison G.O. Improvement Series 1994, 7.10% due 12/1/2004	100,910

Colorado BondShares
A Tax-Exempt Fund

Statement of Investments — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
191,575	Equi-Mor Holdings Inc. Class A Pass-Through Certificates Series 1999A, 7.50% due 4/5/2018	$191,575
390,000	Fort Lupton Golf Course Revenue Anticipation Warrants Series 1996A, 8.50% due 12/15/2015 (a)	78,000
1,900,000	Fronterra Village Metropolitan District G.O. Series 2001, 8.00% due 12/1/2021	1,915,599
4,550,000	Fronterra Village Metropolitan District No. 2 G.O. Series 2003, 8.00% due 12/1/2023	4,607,239
500,000	Galleria Metropolitan District G.O. Series 1999, 7.25% due 12/1/2019	521,065
1,040,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018 (b)	1,149,668
865,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018	827,563
970,000	Gateway Village GID Subordinate Ltd. Tax G.O. Series 1999, 7.00% due 6/1/2019 (b)	1,099,252
5,750,000	Grand Elk Ranch GID Ltd. Tax G.O. Series 2003, 8.00% due 12/1/2023	5,710,038
750,000	Greatrock North Water and Sanitation District Ltd. Tax G.O. Series 1998, 8.00% due 12/1/2017	756,382
630,000	Hamilton Creek Metropolitan District Series 1990, 0.00% due 12/1/2004 (a)(g)(i)	622,251
265,000	Idledale Colorado Fire Protection District G.O. Series 1993, 5.35%-5.80% due 12/15/2004-07	266,591
225,000	Las Animas (City of) Water G.O. Series 1989, 8.60% due 12/1/2009	229,982
955,000	Littleton (The) Riverfront Authority Tax Increment Revenue Refunding Series 1999A-1, 8.00% due 12/1/2008	968,618
6,245,000	Maher Ranch Metropolitan District No. 4 (Town of Castle Rock) G.O. Ltd. Tax Series 2003, 7.80% due 12/1/2027	6,245,000
2,345,000	Moffat County Pollution Control Revenue Tri-State Generation and Transmission Series 1984, 1.85% due 7/1/2010 (h)	2,345,000
260,000	Mount Carbon Metropolitan District Revenue Refunding Series A, 7.00% due 6/1/2043	260,507
2,000,000	Mount Carbon Metropolitan District Revenue Refunding Ltd. Tax Series B, 7.00% due 6/1/2043	2,003,900
565,000	Mount Carbon Metropolitan District Revenue Refunding Series C, 8.00% due 6/1/2043 (e)	40

Colorado BondShares
A Tax-Exempt Fund

Statement of Investments — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
60,000	North Jeffco Park and Recreation District Golf Course Revenue Series 1994, 6.10% due 12/1/2004	$60,389
1,380,000	North Pines Metropolitan District G.O. Ltd. Tax Series 2000, 9.00% due 12/1/2020	1,000,500
2,800,000	North Range Village Metropolitan District G.O. Ltd. Tax Series 2000, 8.00% due 12/1/2020	2,878,792
1,365,000	North Range Village Metropolitan District G.O. Ltd. Tax Series 2001, 4.9%-8.5% due 12/1/2021 (h)	1,367,907
1,685,000	Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due 12/1/2017 (b)	1,886,947
4,460,000	Parker Jordan Metropolitan District G.O. Series 2000, 7.25% due 12/1/2019 (b)	5,349,413
6,075,000	Rendezvous Residential Metropolitan District G.O. Ltd. Tax Series 2002, 8.00% due 12/1/2021	6,075,000
1,375,000	Routt County LID Special Improvement District Special Assessment #2-1 Series A, 6.50% due 8/1/2024	1,340,639
154,077	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016 (i)	155,079
337,187	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021 (e)(i)	50,915
58,916	Roxborough Village Metropolitan District Series 2003B, interest only, 9.00% due 12/31/2032 (f)(i)	46,544
367,251	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042 (f)(i)	56,924
2,140,000	Sand Creek Metropolitan District G.O. Ltd. Tax Series 1997, 7.125% due 12/1/2016	2,473,968
905,000	Sand Creek Metropolitan District G.O. Ltd. Tax Series 1998, 6.625% due 12/1/2017 (b)	1,046,252
1,430,000	City of Sheridan Colorado G.O. Series 1997A, 7.50% due 12/1/2016	1,504,288
3,510,000	Southlands Metropolitan District No. 1 Unlimited Tax 6.75%-7.125% due 12/1/2016-2034	3,496,046
1,000,000	Southpark Metropolitan District G.O. Refunding Series 1996, 6.60% due 12/1/2013	1,048,730
10,000	Southwest Commons Improvement District G.O. Series 1987, 9.25% due 12/15/2006	10,231

Colorado BondShares
A Tax-Exempt Fund

Statement of Investments — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
1,935,000	Sterling Hills West Metropolitan District G.O. Ltd. Tax Series 1998, 7.75% due 6/1/2018	$1,937,109
3,310,000	Sterling Hills West Metropolitan District G.O. Ltd. Tax Series 2001A, 8.00% due 12/1/2019	3,392,618
3,315,000	Sterling Hills West Metropolitan District G.O. Ltd. Tax Series 2001B, 8.00% due 12/1/2021	3,414,085
3,012,007	Sterling Hills West Metropolitan District G.O. Ltd. Tax Series 2004, 7.50% due 12/1/2021	2,215,452
5,290,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020	3,967,500
900,000	Tabernash Meadows Water and Sanitation District G.O. Series 2003, 9.00% due 12/1/2014	675,000
1,715,000	Todd Creek Farms Metropolitan District No. 2 Ltd. Tax G.O. Series 1997, 8.00% due 6/1/2017 (b)	1,950,538
955,000	Todd Creek Farms Metropolitan District No. 2 Ltd. Tax G.O. Series 1999, 7.50% due 12/1/2018 (b)	1,076,829
15,000,000	United Water & Sanitation Revenue Refunding & Improvement District Series A, 6.00% due 12/1/2013	15,000,000

	Total Colorado Municipal Bonds (cost $255,438,089)	$261,152,779

Colorado Capital Appreciation and Zero Coupon — 4.4%
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020 (b)(d)	$246,246
19,018,510	Cottonwood Water and Sanitation District Capital Appreciation Refunding Second Lien, Series 1998A, 8.00% due 12/1/2027 (d)	3,793,052
500,000	El Paso County School District No. 20 G.O. Refunding Series 1993A, Zero Coupon, 6.10% due 6/15/2008 (d)	450,600
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032 (d)(i)	18,132

Colorado BondShares
A Tax-Exempt Fund

Statement of Investments — (Continued)

Face Amount		Market Value

Colorado Capital Appreciation and Zero Coupon — (Continued)
12,105,000	Silver Peaks Metropolitan District No. 1 Revenue Zero Coupon Series 2003, 8.00% due 12/1/2004-12 (d)	$8,907,720

	Total Colorado Capital Appreciation and Zero Coupon Bonds (cost $16,585,494)	$13,415,750

Colorado Certificates of Participation — 0.3%
155,000	Arapahoe County Recreation District Refunding Certificates of Participation Series 1996, 5.00%-5.20% due 12/1/2004-06	$156,626
600,000	Eagle-Vail Metropolitan District Golf Course Series 1999, 6.00% due 12/1/2019	612,744
75,000	Park School District R-3 Certificates of Participation Series 1995 and 1996, 5.45% due 6/1/2005	75,421

	Total Colorado Certificates of Participation Bonds (cost $757,330)	$844,791

Other Municipal Bonds — 9.1%
2,500,000	California Statewide Communities Development Authority Multi-Family Housing Revenue Senior (Heritage Apts. at Arcadia) Series 2003G, 6.40% due 12/1/2041	$2,500,000
3,740,000	Class B Revenue Bond Certificate Series Trust 2004-1 Variable Rate Senior Certificates of Beneficial Ownership, 2.04% due 7/1/2037 (h)	3,740,000
1,890,000	County of El Paso Housing Finance Corporation Multi-Family Housing Revenue (San Jose, Ltd. Project) Series 1999B, 6.00% due 8/1/2031	1,890,000
4,980,786	Freddie Mac Multi-Family Variable Rate Certificates Series M001 Class B, 9.75% due 4/1/2032 (g)	4,980,786
525,000	Lisbon (City of) North Dakota Industrial Revenue Series 2002C, (Harvest Board LLC) 15.00% due 4/1/2005 (a)	131,250
4,500,000	Lisbon (City of) North Dakota Industrial Revenue Series 2001A, (Harvest Board LLC) 15.00% due 4/1/2011 (a)	1,125,000
2,260,000	Maricopa County Arizona Multi-Family Revenue (Rancho Del Sol Apartments) Series 2002A, Subordinate Series C, 6.40% due 12/1/2024	2,260,000
320,000	Sandoval County New Mexico Project Revenue Tournament Soccer Complex Series 1997, 7.50% due 8/15/2006	315,101
7,970,000	Speedway Indiana Multi-Family Economic Development Revenue (Hermitage Apartments Project) Series 1999, 6.00% due 5/1/2031	7,970,000

Colorado BondShares
A Tax-Exempt Fund

Statement of Investments — (Continued)

Face Amount			Market Value

Other Municipal Bonds — (Continued)
450,000	Texas State Department Housing & Community Affairs Multi-Family Revenue (Reading Road Apartments), Series A & B 2003, 6.75% due 7/1/2036		$450,000
650,000	Uinta County Wyoming School District No. 6 Series 2002, 3.00% due 12/1/2004		650,240
2,300,000	Utah Housing Corporation Multi-Family Housing Mortgage Revenue (Layton Pointe Apt Project) Series 2003, 6.5% due 6/1/2035		2,300,000

	Total Other Municipal Bonds (cost $32,085,786)		$28,312,377

Colorado Taxable Notes — 0.5%
1,337,593	Note receivable from Tabernash Meadows, LLC, A Colorado Limited Liability Company, 24.00% due 2/09/2002 (a)		$1,337,593
350,000	Note receivable from Tabernash Meadows, LLC, A Colorado Limited Liability Company, 18.00% due 7/14/2002 (a)		350,000

	Total Colorado Taxable Notes (cost $1,687,593)		$1,687,593

	Total investments, at value (cost $306,554,292)	97.7%	$305,413,290
	Other assets net of liabilities	2.3	7,237,339

	Net assets	100.0%	$312,650,629

(a)	Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition. At September 30, 2004, the Fund had no such investments.

(d)	Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

Colorado BondShares
A Tax-Exempt Fund

Statement of Investments — (Continued)

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at September 30, 2004. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable/step rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $14,177,570 and a market value of $2,895,819, or approximately 1.00% of net assets, respectively, as of September 30, 2004.

The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
Ltd. — Limited

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Assets and Liabilities

September 30, 2004

ASSETS
Investments, at value (cost $306,554,292)	$305,413,290
— see accompanying statement
Cash	1,609,674
Interest receivable	6,320,219
Shares of beneficial interest sold	644,509

TOTAL ASSETS	313,987,692

LIABILITIES
Payables and other liabilities:
Dividends payable	651,302
Shares of beneficial interest redeemed	459,480
Accrued expenses	226,281

TOTAL LIABILITIES	1,337,063

NET ASSETS, AT VALUE	$312,650,629

COMPOSITION OF NET ASSETS
Paid-in capital	$313,738,948
Distributable earnings	52,683
Net unrealized depreciation of investments (note 3)	(1,141,002)

NET ASSETS, AT VALUE	$312,650,629

NET ASSET VALUE AND REDEMPTION VALUE PER SHARE (based on 33,453,357 shares of beneficial interest outstanding at September 30, 2004)	$9.35

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus sales charge of 4.75% of offering price)	$9.81

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Operations

For The Fiscal Year Ended September 30, 2004

INVESTMENT INCOME
Interest	$16,778,590

EXPENSES
Management fees (note 4)	1,484,372
Custodian fees (note 5)	77,931
Legal and auditing fees	93,018
Portfolio pricing fees (note 5)	17,366
Registration fees	9,150
Shareholders’ reports	63,910
Transfer agency expenses (note 4)	91,500
Trustees’ fees	3,001
Other	28,592

Total expenses	1,868,840
Earnings credits on cash balances (note 5)	(95,297)

Net expenses	1,773,543

NET INVESTMENT INCOME	15,005,047

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Realized net gain on investments	18,384
Change in net unrealized depreciation on investments	2,338,159

NET REALIZED AND UNREALIZED GAIN	2,356,543

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,361,590

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Changes in Net Assets

For The Fiscal Years Ended September 30,

	2004	2003

FROM INVESTMENT ACTIVITIES:
Net investment income	$15,005,047	$15,377,534
Realized net gain on investments	18,384	79,914
Change in unrealized depreciation on investments	2,338,159	(1,572,190)

Net increase in net assets resulting from operations	17,361,590	13,885,258

Dividends to shareholders from net investment income	(15,005,047)	(15,377,534)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	64,410,201	84,737,048
Dividends reinvested	9,017,523	9,133,079
Payments for shares redeemed	(30,340,469)	(26,222,421)

Increase in net assets derived from beneficial interest transactions	43,087,255	67,647,706

Net increase in net assets	45,443,798	66,155,430
NET ASSETS
Beginning of period	267,206,831	201,051,401

End of period	$312,650,629	$267,206,831

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Financial Highlights

	For Fiscal Years Ended September 30,

	2004	2003	2002	2001	2000

Per Share Operating Data:
Net Asset Value, beginning of period	$9.27	$9.33	$9.39	$9.35	$9.42

Net investment income	0.47	0.60	0.59	0.68	0.68
Net realized and unrealized gain (loss) on investments	0.08	(0.06)	(0.06)	0.04	(0.07)

Increase from investment operations	0.55	0.54	0.53	0.72	0.61
Dividends from net investment income	(0.47)	(0.60)	(0.59)	(0.68)	(0.68)

Net increase (decrease) in net asset value	0.08	(0.06)	(0.06)	0.04	(0.07)

Net Asset Value, end of period	$9.35	$9.27	$9.33	$9.39	$9.35

Total Return, at Net Asset Value(1)	6.19%	5.96%	5.90%	7.79%	6.76%

Ratios/ Supplemental Data:
Net investment income	5.08%	6.46%	6.77%	7.14%	7.18%
Total expenses	0.63%	0.65%	0.64%	0.66%	0.81%
Net expenses	0.60%	0.61%	0.59%	0.60%	0.73%
Net assets, end of period (000s)	$312,651	$267,207	$201,051	$138,520	$96,993

Ratios to average net assets:
Portfolio turnover rate(2)	2.57%	4.65%	6.03%	7.91%	18.11%

(1)	Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)	The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period September 30, 2004 were $42,529,964 and $4,453,993, respectively.

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements

(1)	Summary of Significant Accounting Policies

      Colorado BondShares — A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”). The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Investment Valuation

      The values of most investment securities are determined at their market price using prices quoted by a national independent pricing service approved by the Fund’s Board of Trustees. In cases where a market price is not available from the pricing service, or where the Fund determines that the “market price” so determined is not reflective of the true “fair value” or realizable value of these securities, the securities are valued at “fair value” as determined in good faith by the Fund’s Board of Trustees. In either event, the Fund values the municipal bonds and other securities taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums and accretion of original discounts on zero coupon bonds using the effective yield method, in accordance with federal income tax purposes. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b) Income Taxes

      The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required. At September 30, 2004 distributable earnings of $52,683 long-term capital gains.

(c) Other/ Security Credit Risk

      Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements — (Continued)

Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis. The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in non-rated securities, which may be subject to a greater degree of credit risk and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rate fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued, approximates $29,692,775 and a market value of $13,849,881, or 4.43% of net assets, as of September 30, 2004.

(d) Uses of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Shares of Beneficial Interest

      The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for fiscal years ended September 30, were as follows:

	2004		2003

	Amount	Shares	Amount	Shares

Shares sold	$64,410,201	6,906,343	$84,737,048	9,131,780
Dividends reinvested	9,017,523	967,042	9,133,079	984,201

	73,427,724	7,873,385	93,870,127	10,115,981
Shares redeemed	(30,340,469)	(3,254,089)	(26,222,421)	(2,831,508)

Net increase in shares outstanding	$43,087,255	4,619,296	$67,647,706	7,284,473

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements — (Continued)

(3)	Unrealized Gains and Losses

      At September 30, 2004, the net unrealized depreciation on investments of $1,141,002 was comprised of gross appreciation of $8,784,600 and gross depreciation of $9,925,602.

(4)	Management Fees and Other Transactions with Affiliates

      Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund’s shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended September 30, 2004. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)	Earnings Credits on Cash Balances

      Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, Wells Fargo Investments and Trust. The earnings credits resulted in offsetting custodian fees of $77,931 and portfolio pricing fees of $17,366 for services provided by Standard and Poor’s, a division of The McGraw-Hill Companies.

Proxy Voting Record

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered during the 12 months ended June 30, 2004 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov or you may call us at 1-800-572-0069.

Quarterly Statement of Investments

      The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at http://sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-732-0330 or you may call us at 1-800-572-0069.

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ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments to the code of ethics during the period covered by this report.

(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver from the code of ethics.

(f)(3) A copy of the registrant’s code of ethics is available upon request and without charge by calling or writing the registrant at 1200 Seventeenth Street, Suite 1000, Denver, Colorado 80202, telephone (303) 572-6990 or (800) 572-0069 (outside Denver).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) The registrant’s board of directors has determined that the registrant does not have an “audit committee financial expert” serving on its audit committee as the Securities and Exchange Commission defines that term. The board of directors which serves as the audit committee is composed of individuals who, in the aggregate, possess audit experience, experience evaluating audits and experience evaluating financial statements; no single individual, however, appears to meet all of the independence and the financial training/experience qualifications outlined in the instructions.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     The aggregate fees billed by the registrant’s independent auditors, for professional services in the registrant’s fiscal years ended September 30, 2004 and 2003 are as follows:

	2004	2003
(a) Audit Fees	$25,339	$10,047
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$4,000
(d) Other Fees	$0	$0

(e)(1) The Board of Trustees pre-approves all audit and non-audit services to be provided by the registrant’s independent registered public accounting firm.

(e)(2) The percentage of services approved by the audit committee in (a) through (d) above are 100% and 100%.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and the registrant’s investment adviser any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended September 30, 2004 and 2003 are $0 and $4,000, respectively.

(h) The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (as defined in Rule 30(a) 3-(c) under the Investment Company Act of 1940) (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)(i)	President & Treasurer’s Section 302 certification
(b)	Combined Section 906 certification

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Colorado BondShares A Tax-Exempt Fund

/s/ Andrew B. Shaffer Andrew B. Shaffer President, Secretary and Treasurer (Principal Executive and Principal Finance Officer)

Date: December 9, 2004